INCOME TAXES (Narrative) (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
INCOME TAXES
Income tax paid	$ 350,583			$ 108,099	$ 12,808
Valuation allowance	1,060			816	$ 709	$ 729
Deferred tax liabilities	$ 80,540			$ 16,726
Percentage of distributable profit recorded as deferred tax liability	40.24%	40.24%	40.24%
Statutory enterprise income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 3,056,889			$ 1,034,948	$ 162,130
State Administration of Taxation, China
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 3,214,400			1,046,200	179,600
PRC state council, income tax rate	10.00%	10.00%	10.00%
HONG KONG
INCOME TAXES
Amount of profit for which rate of tax changes		$ 2
Minimum income tax rate	8.25%	8.25%	8.25%
Maximum income tax rate	16.50%	16.50%	16.50%
Outside PRC
INCOME TAXES
Statutory enterprise income tax rate	25.00%	25.00%	25.00%
Income (loss) before income taxes	$ 157,500			11,300	17,500
Xinjiang Daqo
INCOME TAXES
Income tax paid | ¥			¥ 0.1
Deferred tax liabilities	$ 79,900			$ 14,500
Percentage of distributable profit recorded as deferred tax liability	40.24%	40.24%	40.24%	20.18%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
Minimum dividend distribution (in percent)	30.00%
Inner Mongolia Daqo New Energy
INCOME TAXES
Preferential tax rate	15.00%	15.00%	15.00%
Chongqing Daqo New Energy Co., Ltd
INCOME TAXES
Valuation allowance	$ 19,200			$ 20,500	$ 24,300